Unsecured Debt and Lines of Credit (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Unsecured Bonds Average 4.5% [Member]	Dec. 31, 2011 Unsecured Bonds 4.36% [Member]	Dec. 31, 2011 Unsecured Bonds 4.5% [Member]	Dec. 31, 2011 Unsecured Bonds 4.92% [Member]	Dec. 31, 2011 Unsecured Term Loan [Member]	Dec. 31, 2011 Secured Line of Credit Freddie Mac [Member]	Dec. 31, 2010 Secured Line of Credit Freddie Mac [Member]	Jan. 31, 2012 Line of Credit Working Capital [Member]	Dec. 31, 2011 Line of Credit Working Capital [Member]	Dec. 31, 2010 Unsecured Line of Credit [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member]
Unsecured Debt and Lines of Credit [Abstract]
Number of outstanding lines of credit		2
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity	$ 207,200	$ 440,000							$ 250,000		$ 15,000
Line of credit with an accordion option													425,000
Unsecured line of credit balance												150,000
Accordion option to increase maximum borrowing capacity												500,000
Basis spread on variable rate, initial (in hundredths)											1.25%	3.00%
Basis spread on variable rate, amended (in hundredths)							1.40%					2.40%
Increment in borrowing limit										25,000
Line of credit facility maturity date									December 2013		January 2014	December 2014
Number of apartment communities securing the credit facility									11
Number of one year extensions available													2
Early retirement of debt	99,000							600
Debt Instrument [Line Items]
Proceeds from issuance of unsecured bonds			265,000
Average interest rates for bonds issued (in hundredths)			4.50%
Maturity date				Jan. 01, 2016	Jan. 01, 2017	Jan. 01, 2019
Interest rate (in hundredths)				4.36%	4.50%	4.92%
Unsecured term loan amount		200,000					200,000
Basis spread on variable rate (in hundredths)							1.40%					2.40%
Term of loan							5Y
Notional amount of interest rate swap							$ 150,000
Interest rate after swap contract							2.66%